Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Tax rates of subsidiaries incorporated outside of Israel

Subsidiaries incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence. The principal tax rates applicable to the major subsidiaries outside Israel are as follows:

Country	Tax rate	Note
Brazil	34%
Germany	29%
United States	26%	(1)
Netherlands	25%	(3)
Spain	25%
China	25%
United Kingdom	19%	(2)

                The tax rate above includes federal and states tax. In December 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (hereinafter - the Tax Act). The Tax Act significantly revises the future ongoing U.S. federal corporate income tax by, among other things, lowering U.S. corporate income tax rates and implementing a territorial tax system. The lower corporate income tax rates are effective as of January 1, 2018. The Company examined the effects of the Tax Act's implementation and found that the main impact is the re‑measurement of the deferred tax assets and liabilities to incorporate the lower Federal corporate tax rate of 21% and as a result, in the financial statements of 2017, the Company reduced the balances of the assets and liabilities for deferred taxes, in the net amount of $13 million.

The Tax Act is comprehensive and complex and may lead to future interpretations regarding the manner of its implementation, which may impact the Company’s estimations and conclusions. The Company believes the tax expenses and liabilities in its financial statements are in accordance with the Tax Act and represent its best estimate.

                The tax rate in the UK was reduced to 19% effective from April 1, 2017 and 17% commencing from April 1, 2020.
                The tax rates in the Netherlands will be reduced, in stages, by the total of 4% by 2021, as follows: 1% in 2019, 1.5% in 2020 and 1.5% in 2021. In 2021, The tax rate will be 21%.

Composition of the deferred income taxes

1. The composition of the deferred taxes and the changes therein, are as follows:

In respect of financial position				In respect of carry forward tax losses	Total
Depreciable property, plant and equipment and intangible assets	Inventories	Provisions for employee benefits	Other
$ millions

Balance as at January 1, 2017	(374)	45	75	2	99	(153)
Changes in 2017:
Amounts recorded in the statement of income	74	(17)	1	11	(36)	33
Change in tax rate	13	-	-	-	-	13
Amounts recorded to a capital reserve	-	-	3	5	-	8
Translation differences	(6)	-	5	-	1	-
Transfer to the group assets held for sale	2	-	-	1	-	3

Balance as at December 31, 2017	(291)	28	84	19	64	(96)

Changes in 2018:
Amounts recorded in the statement of income	(123)	(2)	(6)	-	55	(76)
Amounts recorded to a capital reserve	-	-	(3)	2	-	(1)
Translation differences	2	-	(1)	(1)	(2)	(2)

Balance as at December 31, 2018	(412)	26	74	20	117	(175)

Currencies of the deferred taxes

2. The currencies in which the deferred taxes are denominated:

As at December 31
2018	2017
$ millions	$ millions

Euro	22	33
British Pound	21	22
U.S Dollar	(7)	10
Israeli Shekels	(204)	(166)
Other	(7)	5
	(175)	(96)

Composition of the taxes on income

1.  Composition of income tax expenses (income(

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Current taxes	53	208	68
Deferred taxes	76	(23)	(45)
Taxes in respect of prior years	-	(27)	32
	129	158	55

Theoretical tax

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates in Israel (see A(2) above) and the tax expense presented in the statements of income:

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Income (loss) before income taxes, as reported in the statements of income	1,364	505	(117)
Statutory tax rate (in Israel)	23%	24%	25%
Theoretical tax expense (income)	314	121	(29)
Add (less) – the tax effect of:
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(20)	(4)	(3)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries (1)	(186)	23	(38)
Income taxes from intercompany dividend distribution	-	18	-
Deductible temporary differences for which deferred taxes assets were not recorded and non–deductible expenses	24	15	135
Taxes in respect of prior years	-	(27)	32
Impact of change in tax rates	-	(13)	(32)
Differences in measurement basis (mainly ILS vs USD)	(11)	18	1
Other differences	8	7	(11)
Taxes on income included in the income statements	129	158	55
                Mainly related to the exempt income resulting from the sale of the fire safety and oil additives business in March 2018. For additional information see Note 10.

Taxes on income relating to items recorded in equity

H. Taxes on income relating to items recorded in equity

For the year ended December 31
2018	2017	2016
$ millions	$ millions	$ millions

Tax recorded in other comprehensive income
Actuarial gains from defined benefit plan	(3)	3	8
Change in investments at fair value through other comprehensive income	-	5	(5)
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	2	(5)	(1)
Total	(1)	3	2